Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Total lease termination costs		$ 4,300
Loss on lease terminations and impairment	$ 0	(3,863)	$ 0
Other lease termination costs		400
Operating lease assets additions	18,400	29,300
Operating lease liabilities, additions	18,400	29,300
Cash payments related to lease terminations	$ 4,570	$ 0
Minimum
Lessee, Lease, Description [Line Items]
Initial operating lease term	7 years
Maximum
Lessee, Lease, Description [Line Items]
Initial operating lease term	10 years